Label	Element	Value
MainStay MacKay Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE MAINSTAY FUNDS

MainStay MacKay Common Stock Fund

(the “Fund”)

Supplement dated February 28, 2021 (“Supplement”)

to the Prospectus and Summary Prospectus, each dated February 28, 2021

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Class R6 shares of the MainStay MacKay Common Stock Fund are not currently offered for sale. Effective on or about April 26, 2021, Class R6 shares of MainStay MacKay Common Stock Fund will be available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay Common Stock Fund